June 30, 2008		•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company
Semi-Annual Report
Pacific Corinthian

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2008 (Unaudited)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

ASSETS
Investments:
Money Market Portfolio	$1,261,834
Equity Portfolio		$13,849,153
Inflation Managed Portfolio			$754,389
Main Street® Core Portfolio				$3,161,135
Multi-Strategy Portfolio					$3,210,341
Managed Bond Portfolio						$7,205,766
High Yield Bond Portfolio							$130,264
Equity Index Portfolio								$1,759,389
International Value Portfolio									$1,300,667
Growth LT Portfolio										$2,984,318
Receivables:
Fund shares redeemed	275	1,570	76	489	491	729	13	248	286	433

Total Assets	1,262,109	13,850,723	754,465	3,161,624	3,210,832	7,206,495	130,277	1,759,637	1,300,953	2,984,751

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	275	1,570	76	489	491	729	13	248	286	433
Other	1,315	20,305	1,547	5,243	5,012	1,845	147	2,578	2,062	4,002

Total Liabilities	1,590	21,875	1,623	5,732	5,503	2,574	160	2,826	2,348	4,435

NET ASSETS	$1,260,519	$13,828,848	$752,842	$3,155,892	$3,205,329	$7,203,921	$130,117	$1,756,811	$1,298,605	$2,980,316

Units Outstanding	523,023	2,300,602	215,697	989,146	989,468	3,368,160	73,051	618,344	693,128	911,851

Accumulation Unit Value	$2.41	$6.01	$3.49	$3.19	$3.24	$2.14	$1.78	$2.84	$1.87	$3.27

Cost of Investments	$1,256,538	$11,296,053	$674,741	$2,345,500	$2,512,156	$6,902,312	$139,914	$1,484,523	$1,193,064	$2,424,866

Shares Owned in each Portfolio	125,164	809,939	65,906	158,924	206,633	651,631	21,083	62,252	84,208	147,158

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2008 (Unaudited)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INVESTMENT INCOME
Dividends	$16,520	$5,742	$15,135	$131	$4,364	$113,652	$5,332	$75	$314	$1,381
EXPENSES
Mortality and expense risk fees and operating expenses	8,032	91,572	4,833	20,182	20,751	45,602	671	11,613	8,354	18,768

Net Investment Income (Loss)	8,488	(85,830)	10,302	(20,051)	(16,387)	68,050	4,661	(11,538)	(8,040)	(17,387)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	687	349,749	6,420	103,022	61,027	20,776	(79)	10,616	(22,388)	502
Capital gain distributions	—	1,859,967	3,737	372,298	211,280	69,321	—	79,263	60,870	391,285

Realized Gain (Loss)	687	2,209,716	10,157	475,320	272,307	90,097	(79)	89,879	38,482	391,787

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	582	(3,991,889)	345	(835,609)	(530,206)	(190,127)	(7,970)	(338,360)	(220,743)	(741,896)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,757	($1,868,003)	$20,804	($380,340)	($274,286)	($31,980)	($3,388)	($260,019)	($190,301)	($367,496)

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Account I		Variable Account II		Variable Account IV		Variable Account VII		Variable Account IX
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008(1)	2007	2008(1)	2007	2008(1)	2007	2008(1)	2007	2008(1)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,488	$47,551	($85,830)	($187,336)	$10,302	$27,994	($20,051)	($7,695)	($16,387)	$63,126
Realized gain (loss)	687	(267)	2,209,716	1,227,441	10,157	12,973	475,320	401,329	272,307	89,207
Change in unrealized appreciation (depreciation) on investments	582	(294)	(3,991,889)	(81,510)	345	32,418	(835,609)	(235,857)	(530,206)	(30,135)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,757	46,990	(1,868,003)	958,595	20,804	73,385	(380,340)	157,777	(274,286)	122,198

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	4	1,108	5,021	23,600	—	—	456	11,407	228	3,860
Transfers between variable and fixed accounts, net	21,353	212,240	(115,060)	(522,877)	23,883	(62,801)	(70,922)	11,714	(29,135)	68,355
Transfers—policy charges and deductions	—	(40,319)	(92,193)	(522,164)	(65,922)	(255,836)	(22,678)	(473,550)	(14,007)	(93,121)
Transfers—surrenders	(146,940)	(60,689)	(754,341)	(1,905,488)	—	(100,638)	(193,749)	(447,474)	(252,605)	(366,159)
Transfers—other	(11)	(67)	2,252	(1,108)	(51)	(59)	735	1,769	529	(351)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(125,594)	112,273	(954,321)	(2,928,037)	(42,090)	(419,334)	(286,158)	(896,134)	(294,990)	(387,416)

NET INCREASE (DECREASE) IN NET ASSETS	(115,837)	159,263	(2,822,324)	(1,969,442)	(21,286)	(345,949)	(666,498)	(738,357)	(569,276)	(265,218)
NET ASSETS
Beginning of Year or Period	1,376,356	1,217,093	16,651,172	18,620,614	774,128	1,120,077	3,822,390	4,560,747	3,774,605	4,039,823

End of Year or Period	$1,260,519	$1,376,356	$13,828,848	$16,651,172	$752,842	$774,128	$3,155,892	$3,822,390	$3,205,329	$3,774,605

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account X		Variable Account XI		Variable Account XII		Variable Account XIII		Variable Account XIV
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008(1)	2007	2008(1)	2007	2008(1)	2007	2008(1)	2007	2008(1)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$68,050	$233,036	$4,661	$7,751	($11,538)	$12,194	($8,040)	$13,207	($17,387)	($26,415)
Realized gain (loss)	90,097	19,068	(79)	(345)	89,879	77,278	38,482	158,306	391,787	99,908
Change in unrealized appreciation (depreciation) on investments	(190,127)	260,719	(7,970)	(4,952)	(338,360)	3,421	(220,743)	(107,254)	(741,896)	369,826

Net Increase (Decrease) in Net Assets Resulting from Operations	(31,980)	512,823	(3,388)	2,454	(260,019)	92,893	(190,301)	64,259	(367,496)	443,319

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	421	264	—	—	32	23,056	—	10,476	50	4,819
Transfers between variable and fixed accounts, net	27,119	52,576	31,927	(30,704)	1,065	(85,313)	(59,303)	391,594	89,044	17,369
Transfers—policy charges and deductions	(11,767)	(176,358)	—	(120)	(4,580)	(40,018)	(860)	(8,805)	(1,498)	(134,484)
Transfers—surrenders	(267,440)	(336,644)	(339)	(20,672)	(87,405)	(281,944)	(30,691)	(218,143)	(44,836)	(381,619)
Transfers—other	29	(174)	3	(1)	353	(243)	278	(162)	465	(1,430)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(251,638)	(460,336)	31,591	(51,497)	(90,535)	(384,462)	(90,576)	174,960	43,225	(495,345)

NET INCREASE (DECREASE) IN NET ASSETS	(283,618)	52,487	28,203	(49,043)	(350,554)	(291,569)	(280,877)	239,219	(324,271)	(52,026)

NET ASSETS
Beginning of Year or Period	7,487,539	7,435,052	101,914	150,957	2,107,365	2,398,934	1,579,482	1,340,263	3,304,587	3,356,613

End of Year or Period	$7,203,921	$7,487,539	$130,117	$101,914	$1,756,811	$2,107,365	$1,298,605	$1,579,482	$2,980,316	$3,304,587

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended are presented in the table below.

	At the End of Each Year or Period			Ratios of Investment	Ratios of Expenses
Variable Accounts		Total Units	Total Net	Income to Average	to Average	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Net Assets (1)	Returns (2)

I
01/01/2008-06/30/2008 (Unaudited)	$2.41	523,023	$1,260,519	2.52%	1.23%	0.73%
2007	2.39	575,243	1,376,356	4.91%	1.24%	3.70%
2006	2.31	527,503	1,217,093	4.67%	1.23%	3.41%
2005	2.23	476,145	1,062,330	2.77%	1.23%	1.70%
2004	2.19	561,507	1,231,869	1.00%	1.23%	0.08%
2003	2.19	636,082	1,394,360	0.81%	1.23%	(0.44%)

II
01/01/2008-06/30/2008 (Unaudited)	$6.01	2,300,602	$13,828,848	0.08%	1.23%	(11.40%)
2007	6.78	2,454,205	16,651,172	0.21%	1.24%	4.96%
2006	6.46	2,880,708	18,620,614	0.37%	1.23%	7.33%
2005	6.02	3,122,307	18,804,504	0.25%	1.23%	5.36%
2004	5.72	3,426,500	19,586,539	0.75%	1.23%	4.04%
2003	5.49	3,798,463	20,870,005	0.37%	1.23%	22.81%

IV
01/01/2008-06/30/2008 (Unaudited)	$3.49	215,697	$752,842	3.84%	1.23%	2.78%
2007	3.40	227,960	774,128	4.18%	1.24%	8.79%
2006	3.12	358,813	1,120,077	3.97%	1.23%	(0.71%)
2005	3.14	384,237	1,207,969	2.91%	1.23%	1.41%
2004	3.10	447,831	1,388,358	0.82%	1.23%	7.59%
2003	2.88	439,236	1,265,600	0.09%	1.23%	6.92%

VII
01/01/2008-06/30/2008 (Unaudited)	$3.19	989,146	$3,155,892	0.01%	1.23%	(10.18%)
2007	3.55	1,076,091	3,822,390	1.06%	1.24%	3.12%
2006	3.44	1,323,961	4,560,747	1.22%	1.23%	13.77%
2005	3.03	1,529,381	4,630,542	1.06%	1.23%	4.83%
2004	2.89	1,719,758	4,967,212	1.29%	1.23%	8.41%
2003	2.66	1,823,039	4,856,970	1.00%	1.23%	25.41%

IX
01/01/2008-06/30/2008 (Unaudited)	$3.24	989,468	$3,205,329	0.26%	1.23%	(7.56%)
2007	3.50	1,077,114	3,774,605	2.83%	1.24%	3.06%
2006	3.40	1,188,088	4,039,823	2.46%	1.23%	10.32%
2005	3.08	1,422,993	4,385,839	2.13%	1.23%	2.63%
2004	3.00	1,543,586	4,635,750	1.74%	1.23%	8.52%
2003	2.77	1,604,504	4,440,404	1.57%	1.23%	21.77%

X
01/01/2008-06/30/2008 (Unaudited)	$2.14	3,368,160	$7,203,921	3.06%	1.23%	(0.48%)
2007	2.15	3,483,955	7,487,539	4.42%	1.24%	7.20%
2006	2.00	3,708,542	7,435,052	4.01%	1.23%	3.53%
2005	1.94	4,069,453	7,880,422	3.32%	1.23%	1.38%
2004	1.91	4,405,366	8,414,466	2.94%	1.23%	4.09%
2003	1.83	4,952,209	9,087,278	4.31%	1.23%	4.94%

XI
01/01/2008-06/30/2008 (Unaudited)	$1.78	73,051	$130,117	9.73%	1.23%	(2.66%)
2007	1.83	55,697	101,914	7.46%	1.24%	1.18%
2006	1.81	83,475	150,957	7.37%	1.22%	8.09%
2005	1.67	79,670	133,292	7.00%	1.23%	1.23%
2004	1.65	113,161	187,030	7.17%	1.23%	8.12%
2003	1.53	129,408	197,820	7.55%	1.23%	18.82%

XII
01/01/2008-06/30/2008 (Unaudited)	$2.84	618,344	$1,756,811	0.01%	1.23%	(12.58%)
2007	3.25	648,443	2,107,365	1.78%	1.24%	3.94%
2006	3.13	767,211	2,398,934	1.72%	1.23%	14.11%
2005	2.74	825,933	2,263,201	1.43%	1.23%	3.50%
2004	2.65	870,362	2,304,355	1.77%	1.23%	9.29%
2003	2.42	792,026	1,918,689	1.65%	1.23%	26.73%

XIII
01/01/2008-06/30/2008 (Unaudited)	$1.87	693,128	$1,298,605	0.05%	1.23%	(12.13%)
2007	2.13	740,760	1,579,482	2.11%	1.24%	4.94%
2006	2.03	659,597	1,340,263	1.48%	1.23%	24.16%
2005	1.64	751,373	1,229,708	2.29%	1.22%	8.10%
2004	1.51	546,956	828,106	1.65%	1.23%	15.00%
2003	1.32	466,722	614,468	1.86%	1.23%	26.15%

XIV
01/01/2008-06/30/2008 (Unaudited)	$3.27	911,851	$2,980,316	0.09%	1.23%	(11.03%)
2007	3.67	899,579	3,304,587	0.43%	1.24%	14.21%
2006	3.22	1,043,567	3,356,613	0.61%	1.23%	8.38%
2005	2.97	1,159,840	3,442,203	0.25%	1.23%	6.48%
2004	2.79	1,189,847	3,316,241	0.00%	1.23%	9.25%
2003	2.55	1,245,739	3,178,096	0.00%	1.23%	32.34%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income and expense ratios for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E fees and operating expenses assessed through the daily AUV calculation. M&E fees are assessed at an annual rate of 1.19% of the average daily net assets of each variable account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) as follows:

Variable Accounts	Portfolios	Variable Accounts	Portfolios
I	Money Market Portfolio	X	Managed Bond Portfolio
II	Equity Portfolio	XI	High Yield Bond Portfolio
IV	Inflation Managed Portfolio	XII	Equity Index Portfolio
VII	Main Street® Core Portfolio	XIII	International Value Portfolio
IX	Multi-Strategy Portfolio	XIV	Growth LT Portfolio
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.
     The Separate Account funds individual flexible premium deferred annuity and variable accumulation contracts (the “Contract”) administered by Pacific Life. The assets of the Separate Account are carried at market value.
     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     The Separate Account adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board as of January 1, 2008. SFAS 157 clarifies the definition of fair value for financial reporting under U.S. GAAP, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Under SFAS 157, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical holdings

Level 2 —	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 —	Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. A summary of the inputs used to value the Separate Account’s holdings as of June 30, 2008 is presented in Note 6.
     B. SECURITY TRANSACTIONS AND INVESTMENT INCOME
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contract.
3. CONTRACT CHARGES
     A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.
     An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of contract administration and is apportioned equally among the Variable Accounts to which the contract value is allocated.
     Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets.
     In addition, the Separate Account bears certain operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the six-month period ended June 30, 2008, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory fees, service fees, additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains), interest, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of stated expense limitations. For the period ended June 30, 2008, the combined annualized operating expenses for each of the Variable Accounts were below the 0.60% expense cap.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contract funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding dividend reinvestments) and proceeds from sales of investments for the period ended June 30, 2008, were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
I	$22,287	$155,903	X	$48,765	$346,034
II	—	1,048,431	XI	31,986	1,069
IV	46,374	93,246	XII	28,347	130,847
VII	15,606	322,513	XIII	22,611	121,819
IX	27,564	343,691	XIV	102,681	78,689
6. FAIR VALUE MEASUREMENTS
     As of June 30, 2008, the Separate Account’s holdings, which were all characterized as Level 1 as defined in SFAS 157 (see Note 2A), were as follows:

Variable Accounts	Fair Value	Variable Accounts	Fair Value
I	$1,261,834	X	$7,205,766
II	13,849,153	XI	130,264
IV	754,389	XII	1,759,389
VII	3,161,135	XIII	1,300,667
IX	3,210,341	XIV	2,984,318

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the period ended June 30, 2008 and the year ended December 31, 2007 were as follows:

	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

I	9,350	(61,570)	(52,220)	104,715	(56,975)	47,740
II	850	(154,453)	(153,603)	11,731	(438,234)	(426,503)
IV	13,306	(25,569)	(12,263)	3,971	(134,824)	(130,853)
VII	4,997	(91,942)	(86,945)	27,240	(275,110)	(247,870)
IX	10,669	(98,315)	(87,646)	23,626	(134,600)	(110,974)
X	28,935	(144,730)	(115,795)	52,882	(277,469)	(224,587)
XI	17,618	(264)	17,354	3,285	(31,063)	(27,778)
XII	9,760	(39,859)	(30,099)	41,767	(160,535)	(118,768)
XIII	13,115	(60,747)	(47,632)	199,655	(118,492)	81,163
XIV	32,230	(19,958)	12,272	57,714	(201,702)	(143,988)

Semi-Annual Report
as of June 30, 2008

•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company P.O. Box 2378 Omaha, NE 68103-2378 ADDRESS SERVICE REQUESTED

Form No. 1211-08A